Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements
NOTE 10—FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$318,053,820	$318,041,728
Liabilities:
Warrant Liability – Public Warrants	1	26,723,125	23,244,375
Warrant Liability – Private Placement Warrants	3	19,730,250	12,487,500

The Warrants were accounted for as liabilities in accordance with
ASC 815-40 and
are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
The Private Placement and Public Warrants were initially valued using a Binomial Lattice Model, which is considered to be a Level 3 fair value measurement. The Binomial Lattice Model’s primary unobservable input utilized in determining the fair value of the Public and Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Binomial Lattice Model was used in estimating the fair value of the Public Warrants for periods where no observable traded price were available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, the closing price of the Public Warrants was used as the fair value as of each relevant date.
The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Place Warrants are as follows:

Input	March 31, 202 1	December 31, 2020
Risk-free interest rate	0.88%	0.38%
Market price of public stock	$10.32	$10.47
Dividend Yield	0.00%	0.00%
Implied volatility	23.8%	21.8%
Exercise price	11.50	$11.50
On December 31, 2020, the Private Placement Warrants and Public Warrants were determined to be valued at
$
1.50
and $
1.47
per warrant for aggregate values of $
12.5
 million and $
23.2

million, respectively. On March 31, 2021, the Private Placement Warrants and Public Warrants were determined to be valued at
$
2.37
and $
1.69
 per warrant for aggregate values of $
19.7
 million and $
26.7
 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

For the three month-period ended Mach 31, 2021	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$12,487,500	$23,244,375	$35,731,875
Change in valuation inputs or other assumptions	7,242,750	3,478,750	10,721,500

Fair value as of December 31, 2020	$19,730,250	$26,723,125	$46,453,375

For the three month-period ended Mach 31, 2020	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$7,575,750	$14,231,250	$21,807,000
Change in valuation inputs or other assumptions	(1,914,750)	(3,478,750)	(5,393,500)

Fair value as of March 31, 2020	$5,661,000	$10,752,500	$16,413,500

During the three-month periods ended March 31, 2021 and March 31, 2020, respectively, there were no transfers out of Level 3.

NOTE 12—FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$318,041,728	$316,958,514

Liabilities:
Warrant Liability – Public Warrants	1	23,244,375	14,231,250
Warrant Liability – Private Placement Warrants	3	12,487,500	7,575,750
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
The Private and Public Warrants were initially valued using a Binomial Lattice Model, which is considered to be a Level 3 fair value measurement. The Binomial Lattice Model’s primary unobservable input utilized in determining the fair value of the Public and Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Binomial Lattice Model was used in estimating the fair value of the public warrants for periods where no observable traded price were available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the public warrant price was used as the fair value as of each relevant date.

The key inputs into the Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants and subsequent measurement of the Private Place Warrants are as follows:

Input	November 5, 2019 (Initial Measurement)	December 31, 2019	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	1.66%	1.76%	0.45%	0.35%	0.32%	0.38%
Market price of public stock	$9.69	$9.78	$9.72	$10.05	$10.19	$10.47
Dividend Yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Implied volatility	10.7%	13.8%	14.4%	17.9%	22.1%	21.8%
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50	$11.50
On November 5, 2019, the Private Placement Warrants and Public Warrants were determined to be $0.62 and $0.61 per warrant for aggregate values of $4.7 million and $8.4 million, respectively. On December 31, 2019, the Private Placement Warrants and Public Warrants were determined to be $0.91 and $0.90 per warrant for aggregate values of $7.6 million and $14.2 million, respectively. On December 31, 2020, the Private Placement Warrants and Public Warrants were determined to be $1.50 and $1.47 per warrant for aggregate values of $12.5 million and $23.2 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2018	$—	$—	$—
Initial measurement on November 5, 2019 (IPO)	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875

Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	(1,914,750)	(3,478,750)	(5,393,000)

Fair value as of March 31, 2020	5,661,000	10,752,500	16,413,500
Change in valuation inputs or other assumptions	3,163,500	5,850,625	9,014,125

Fair value as of June 30, 2020	8,824,500	16,603,125	25,427,625
Change in valuation inputs or other assumptions	3,080,250	5,534,375	8,614,625

Fair value as of September 30, 2020	11,904,750	22,137,500	34,042,250
Change in valuation inputs or other assumptions	582,750	1,106,875	1,689,625

Fair value as of December 31, 2020	$12,487,500	$23,244,375	$35,731,875

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2018	$—	$—	$—
Initial measurement on November 5, 2019	4,650,000	8,387,500	13,037,500
Initial measurement on November 13, 2019 (over-allotment)	511,500	1,258,125	1,769,625
Change in valuation inputs or other assumptions	2,414,250	4,585,625	6,999,875

Fair value as of December 31, 2019	7,575,750	14,231,250	21,807,000
Change in valuation inputs or other assumptions	4,911,750	9,013,125	13,924,875

Fair value as of December 31, 2020	$12,487,500	$23,244,375	$35,731,875

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $9,645,625 during the period from November 11, 2019 through December 31, 2019.